Supplement to the
Fidelity Advisor® International Small Cap Fund
Class A, Class T, Class B, and Class C
December 30, 2013
Prospectus

A special meeting of Fidelity® International Small Cap Fund shareholders was held on March 18, 2014. Shareholders approved a new management contract that will change the performance adjustment index. This change will take effect on April 1, 2014.

Effective December 1, 2014, following an internal corporate reorganization, Fidelity Management & Research (Japan) Limited is carrying on the business of Fidelity Management & Research (Japan) Inc. The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 7.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Japan) Limited (FMR Japan Limited), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7

Sam Chamovitz (portfolio manager) has managed the fund since February 2014.

Effective July 1, 2014, the following information will be removed from the "Shareholder Information" section under the heading "Buying Shares" on page 17.

Purchase and balance minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.

The following information replaces similar information for Fidelity Management & Research (Japan) Limited, FIL Investment Advisors (UK) Limited, and FIL Investments (Japan) Limited found in the "Fund Management" section beginning on page 25.

  FMR Japan Limited, at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. Currently, FMR Japan has day-to-day responsibility for choosing investments for the fund. FMR Japan is an affiliate of the Adviser.
  FIL Investment Advisors (UK) Limited (FIA(UK)), at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, United Kingdom, serves as a sub-adviser for the fund. As of June 30, 2013, FIA(UK) had approximately $6.4 billion in discretionary assets under management. FIA(UK) may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
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  FIL Investments (Japan) Limited (FIJ), at Shiroyama Trust Tower, 4-3-1, Toranomon, Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for the fund. As of March 31, 2013, FIJ had approximately $14.0 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The following information replaces the biographical information for Dale Nicholls, Nicholas Price, and Colin Stone found in the "Fund Management" section on page 26.

Sam Chamovitz is portfolio manager of the fund, which he has managed since February 2014. Since joining Fidelity Investments in 2007, Mr. Chamovitz has worked as a research analyst and portfolio manager.

Effective April 1, 2014, the following information replaces the similar information found in the "Fund Management" section on page 26.

The fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well the fund has performed relative to a blend of the performance of the MSCI® EAFE® Small Cap Index and the MSCI All Country World (ACWI) ex U.S. Small Cap Index.

Effective April 1, 2014, the following information supplements the similar information found in the "Fund Management" section on page 26.

For the period prior to April 1, 2014, the fund compares its performance to the MSCI EAFE Small Cap Index. For the period beginning April 1, 2014, the fund compares its performance to the MSCI ACWI ex U.S. Small Cap Index. Because the performance adjustment is based on a rolling 36 month measurement period, during a transition period the fund's performance will be compared to a blended index return that reflects the performance of the MSCI ACWI ex U.S. Small Cap Index for the portion of the 36 month performance measurement period beginning April 1, 2014 and the performance of the MSCI EAFE Small Cap Index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the MSCI EAFE Small Cap Index will be eliminated from the performance adjustment calculation, and the calculation will include only the performance of the MSCI ACWI ex U.S. Small Cap Index.

Effective April 1, 2014, the following information replaces the similar information found in the "Fund Management" section on page 27.

The performance adjustment rate is calculated monthly by comparing over the performance period the fund's performance to that of a blend of the performance of the MSCI EAFE Small Cap Index and the MSCI ACWI ex U.S. Small Cap Index.

The following information replaces the similar information found in the "Fund Management" Section on page 27.

The Adviser pays FMRC, FMR U.K., FMR H.K., and FMR Japan Limited for providing sub-advisory services. The Adviser pays FIA for providing sub-advisory services, and FIA in Turn pays FIA(UK). FIA in turn pays FIJ for providing sub-advisory services.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" on page 28.

Sales Charges and Concessions - Class A

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 but less than $4,000,000	None	None	1.00%C
$4,000,000 but less than $25,000,000	None	None	0.50%C
$25,000,000 or more	None	None	0.25%C

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $10.00 or less will not pay a sales charge.

C Certain conditions and exceptions apply. See "Finder's Fees" on page 34.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" on page 29.

Sales Charges and Concessions - Class T

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	3.50%	3.63%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.50%
$100,000 but less than $250,000	2.50%	2.56%	2.00%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	0.25%C

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $10.00 or less will not pay a sales charge.

C Certain conditions and exceptions apply. See "Finder's Fees" on page 34.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" beginning on page 32.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts.

2. Purchased for an insurance company separate account.

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department.

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares held in account for which Fidelity Management Trust Company or an affiliate serves as custodian.

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA for which Fidelity Management Trust Company or an affiliate serves as custodian.

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals.

7. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program.

8. Purchased for an employer-sponsored health savings account.

9. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's and Class T's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A's and Class T's front-end sales charge on purchases of $10.00 or less.

Effective April 1, 2014, the following information supplements similar information found under the heading "Additional Index Information" in the "Appendix" section on page 43.

MSCI ACWI ex US Small Cap Index measures non-US small cap performance across 22 developed market countries, including Canada, and 22 emerging market countries. Index returns for periods after March 31, 2014 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

Supplement to the
Fidelity Advisor® International Small Cap Fund
Institutional Class
December 30, 2013
Prospectus

A special meeting of Fidelity® International Small Cap Fund shareholders was held on March 18, 2014. Shareholders approved a new management contract that will change the performance adjustment index. This change will take effect on April 1, 2014.

Effective December 1, 2014, following an internal corporate reorganization, Fidelity Management & Research (Japan) Limited is carrying on the business of Fidelity Management & Research (Japan) Inc. The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 6.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Japan) Limited (FMR Japan Limited), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Sam Chamovitz (portfolio manager) has managed the fund since February 2014.

Effective July 1, 2014, the following information replaces similar information found in the "Shareholder Information" section under the heading "Buying Shares" beginning on page 14.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

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5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which Fidelity serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Employer-sponsored health savings accounts investing through an intermediary; and

9. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

The following information replaces similar information for Fidelity Management & Research (Japan) Limited, FIL Investment Advisors (UK) Limited, and FIL Investments (Japan) Limited found in the "Fund Management" section beginning on page 23.

  FMR Japan Limited, at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. Currently, FMR Japan has day-to-day responsibility for choosing investments for the fund. FMR Japan is an affiliate of the Adviser.
  FIL Investment Advisors (UK) Limited (FIA(UK)), at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, United Kingdom, serves as a sub-adviser for the fund. As of June 30, 2013, FIA(UK) had approximately $6.4 billion in discretionary assets under management. FIA(UK) may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  FIL Investments (Japan) Limited (FIJ), at Shiroyama Trust Tower, 4-3-1, Toranomon, Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for the fund. As of March 31, 2013, FIJ had approximately $14.0 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The following information replaces the biographical information for Dale Nicholls, Nicholas Price, and Colin Stone found in the "Fund Management" section on page 24.

Sam Chamovitz is portfolio manager of the fund, which he has managed since February 2014. Since joining Fidelity Investments in 2007, Mr. Chamovitz has worked as a research analyst and portfolio manager.

Effective April 1, 2014, the following information replaces the similar information found in the "Fund Management" section on page 24.

The fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well the fund has performed relative to a blend of the performance of the MSCI® EAFE® Small Cap Index and the MSCI All Country World (ACWI) ex U.S. Small Cap Index.

Effective April 1, 2014, the following information supplements the similar information found in the "Fund Management" section on page 24.

For the period prior to April 1, 2014, the fund compares its performance to the MSCI EAFE Small Cap Index. For the period beginning April 1, 2014, the fund compares its performance to the MSCI ACWI ex U.S. Small Cap Index. Because the performance adjustment is based on a rolling 36 month measurement period, during a transition period the fund's performance will be compared to a blended index return that reflects the performance of the MSCI ACWI ex U.S. Small Cap Index for the portion of the 36 month performance measurement period beginning April 1, 2014 and the performance of the MSCI EAFE Small Cap Index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the MSCI EAFE Small Cap Index will be eliminated from the performance adjustment calculation, and the calculation will include only the performance of the MSCI ACWI ex U.S. Small Cap Index.

Effective April 1, 2014, the following information replaces the similar information found in the "Fund Management" section on page 25.

The performance adjustment rate is calculated monthly by comparing over the performance period the fund's performance to that of a blend of the performance of the MSCI EAFE Small Cap Index and the MSCI ACWI ex U.S. Small Cap Index.

The following information replaces the similar information found in the "Fund Management" Section on page 25.

The Adviser pays FMRC, FMR U.K., FMR H.K., and FMR Japan Limited for providing sub-advisory services. The Adviser pays FIA for providing sub-advisory services, and FIA in Turn pays FIA(UK). FIA in turn pays FIJ for providing sub-advisory services.

Effective April 1, 2014, the following information supplements similar information found under the heading "Additional Index Information" in the "Appendix" section on page 28.

MSCI ACWI ex US Small Cap Index measures non-US small cap performance across 22 developed market countries, including Canada, and 22 emerging market countries. Index returns for periods after March 31, 2014 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

Supplement to the
Fidelity® International Small Cap Fund
December 30, 2013
Prospectus

Effective December 1, 2014, following an internal corporate reorganization, Fidelity Management & Research (Japan) Limited is carrying on the business of Fidelity Management & Research (Japan) Inc. The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" beginning on page 5

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Japan) Limited (FMR Japan Limited), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Sam Chamovitz (portfolio manager) has managed the fund since February 2014.

The following information replaces similar information for Fidelity Management & Research (Japan) Limited, FIL Investment Advisors (UK) Limited, and FIL Investments (Japan) Limited found in the "Fund Management" section beginning on page 23.

  FMR Japan Limited, at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. FMR Japan Limited was organized in 2008 to provide investment research and advice on issuers based outside the United States. Currently, FMR Japan Limited has day-to-day responsibility for choosing investments for the fund. FMR Japan Limited is an affiliate of the Adviser.
  FIL Investment Advisors (UK) Limited (FIA(UK)), at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, United Kingdom, serves as a sub-adviser for the fund. As of June 30, 2014, FIA(UK) had approximately $6.6 billion in discretionary assets under management. FIA(UK) may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  FIL Investments (Japan) Limited (FIJ), at Shiroyama Trust Tower, 4-3-1, Toranomon, Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for the fund. As of March 31, 2014, FIJ had approximately $42.3 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The following information replaces the biographical information for Dale Nicholls, Nicholas Price, and Colin Stone found in the "Fund Management" section on page 24.

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Sam Chamovitz is portfolio manager of the fund, which he has managed since February 2014. Since joining Fidelity Investments in 2007, Mr. Chamovitz has worked as a research analyst and portfolio manager.

Effective April 1, 2014, the following information replaces the similar information found in the "Fund Management" section on page 24.

The fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well the fund has performed relative to a blend of the performance of the MSCI EAFE Small Cap Index and the MSCI All Country World (ACWI) ex U.S. Small Cap Index.

Effective April 1, 2014, the following information supplements the similar information found in the "Fund Management" section on page 24.

For the period prior to April 1, 2014, the fund compares its performance to the MSCI EAFE Small Cap Index. For the period beginning April 1, 2014, the fund compares its performance to the MSCI ACWI ex U.S. Small Cap Index. Because the performance adjustment is based on a rolling 36 month measurement period, during a transition period the fund's performance will be compared to a blended index return that reflects the performance of the MSCI ACWI ex U.S. Small Cap Index for the portion of the 36 month performance measurement period beginning April 1, 2014 and the performance of the MSCI EAFE Small Cap Index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the MSCI EAFE Small Cap Index will be eliminated from the performance adjustment calculation, and the calculation will include only the performance of the MSCI ACWI ex U.S. Small Cap Index.

Effective April 1, 2014, the following information replaces the similar information found in the "Fund Management" section on page 25.

The performance adjustment rate is calculated monthly by comparing over the performance period the fund's performance to that of a blend of the performance of the MSCI EAFE Small Cap Index and the MSCI ACWI ex U.S. Small Cap Index.

The following information replaces similar information found in the "Fund Management" section on Page 25.

The Adviser pays FMRC, FMR U.K., FMR H.K., and FMR Japan Limited for providing sub-advisory services. The Adviser pays FIA for providing sub-advisory services, and FIA in turn pays FIA (UK). FIA in turn pays FIJ for providing sub-advisory services.

Effective April 1, 2014, the following information supplements similar information found under the heading "Additional Index Information" in the "Appendix" section on page 28.

MSCI ACWI ex U.S. Small Cap Index measures non-US small cap performance across 22 developed market countries, including Canada, and 22 emerging market countries. Index returns for periods after March 31, 2014 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

Supplement to the

Fidelity® International Small Cap Fund (FISMX) and Fidelity International Small Cap Opportunities Fund (FSCOX)

Fidelity International Small Cap Fund is a Class of shares of Fidelity International Small Cap Fund and Fidelity International Small Cap Opportunities Fund is a Class of shares of Fidelity International Small Cap Opportunities Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2013

Dale Nicholls, Nicholas Price, and Colin Stone no longer serve as co-managers of Fidelity International Small Cap Fund. Sam Chamovitz serves as portfolio manager of Fidelity International Small Cap Fund.

Effective December 1, 2014, following an internal corporate reorganization, Fidelity Management & Research (Japan) Limited is carrying on the business of Fidelity Management & Research (Japan) Inc. The following information replaces similar information found in the "Control of Investment Advisers" section on page 48.

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR, Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan Limited), and FMRC. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Abigail P. Johnson family, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

Effective December 1, 2014, following an internal corporate reorganization, Fidelity Management & Research (Japan) Limited is carrying on the business of Fidelity Management & Research (Japan) Inc. The following information replaces similar information found in the "Control of Investment Advisers" section on page 49.

FMR, FMRC, FMR U.K., FMR H.K., FMR Japan Limited, FIJ, FIA, FIA(UK), FDC, and the funds have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees fiduciary responsibilities regarding the funds, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

Effective April 1, 2014, the following information replaces the similar information under "Computing the Performance Adjustment" in the "Management Contracts" section on page 51.

Computing the Performance Adjustment. The basic fee for each of Fidelity International Small Cap Fund and Fidelity International Small Cap Opportunities Fund is subject to upward or downward adjustment, depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record over the same period of a blend of the MSCI EAFE Small Cap Index and the MSCI All Country World (ACWI) ex U.S. Small Cap Index for Fidelity International Small Cap Fund and the MSCI EAFE Small Cap Index for Fidelity International Small Cap Opportunities Fund. The performance period consists of the most recent month plus the previous 35 months.

For the period prior to April 1, 2014, Fidelity International Small Cap Fund compares its performance to the MSCI EAFE Small Cap Index (Prior Index). For the period beginning April 1, 2014, Fidelity International Small Cap Fund compares its performance to the MSCI ACWI ex U.S. Small Cap Index (Current Index). Because the performance adjustment is based on a rolling 36 month measurement period, during a transition period Fidelity International Small Cap Fund's performance will be compared to a 36 month blended index return that reflects the performance of the Current Index for the portion of the 36 month performance measurement period beginning April 1, 2014 and the performance of the Prior Index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the Prior Index will be eliminated from the performance adjustment calculation, and the calculation will include only the performance of the Current Index.

Effective April 1, 2014, the following information replaces the similar information found in the "Management Contracts" section on page 51.

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The records of the MSCI EAFE Small Cap Index and the MSCI ACWI ex U.S. Small Cap Index for Fidelity International Small Cap Fund are based on change in value and each is adjusted for any cash distributions from the companies whose securities compose the indexes. Because the adjustment to the basic fee is based on Fidelity International Small Cap Fund's performance compared to the blended investment records of the MSCI EAFE Small Cap Index and the MSCI ACWI ex U.S. Small Cap Index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the blended records of the indexes. The record of the MSCI EAFE Small Cap Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on Fidelity International Small Cap Opportunities Fund's performance compared to the investment record of the index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the MSCI EAFE Small Cap Index. Moreover, the comparative investment performance of each fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

The index returns for the MSCI EAFE Small Cap Index are adjusted for tax withholding at treaty rates applicable to U.S.-based mutual funds organized as Massachusetts business trusts. The index returns for the MSCI ACWI ex U.S. Small Cap Index, for periods after March 31, 2014, are adjusted for tax withholding at treaty rates applicable to U.S.-based mutual funds organized as Massachusetts business trusts.

The following information replaces similar information found in the "Management Contracts" section on page 52.

Sub-Advisers - FMR U.K., FMR H.K., FMR Japan Limited, FIA, FIA(UK), and FIJ. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K., FMR H.K., FMR Japan Limited, and FIA. On behalf of each fund, FIA, in turn, has entered into sub-advisory agreements with FIA(UK) and FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR and FIA, and not the funds, pay the sub-advisers.

Currently, FMR Japan Limited has day-to-day responsibility for choosing investments for Fidelity International Small Cap Fund.

The following information replaces similar information found in the "Management Contracts" section beginning on page 52.

Sam Chamovitz is the portfolio manager of Fidelity International Small Cap Fund and receives compensation for his services. As of March 31, 2014, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, if applicable. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity International Small Cap Fund is based on the pre-tax investment performance of the fund measured against the MSCI ACWI (All Country World Index) ex USA Small Cap (net MA tax) (effective April 1, 2014), and the pre-tax investment performance of the fund (based on the performance of the fund's retail class) within the Lipper International Small Cap Funds. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Chamovitz as of March 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	3
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 1,216	none	$ 391
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,216	none	none

* Includes Fidelity International Small Cap Fund ($1,216 (in millions) assets managed with performance-based advisory fees).

As of March 31, 2014, the dollar range of shares of Fidelity International Small Cap Fund beneficially owned by Mr. Chamovitz was $100,001 - $500,000.

Supplement to the

	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Canada Fund	FACNX	FTCNX	FBCNX	FCCNX	FICCX
Fidelity Advisor China Region Fund	FHKAX	FHKTX	FHKBX	FCHKX	FHKIX
Fidelity Advisor Emerging Europe, Middle East, Africa (EMEA) Fund	FMEAX	FEMTX	FEMBX	FEMCX	FIEMX
Fidelity Advisor Emerging Markets Discovery Fund	FEDAX	FEDTX	--	FEDGX	FEDIX
Fidelity Advisor International Discovery Fund	FAIDX	FTADX	FADDX	FCADX	FIADX
Fidelity Advisor International Growth Fund	FIAGX	FITGX	FBIGX	FIGCX	FIIIX
Fidelity Advisor International Small Cap Fund	FIASX	FTISX	FIBSX	FICSX	FIXIX
Fidelity Advisor International Small Cap Opportunities Fund	FOPAX	FOPTX	FOPBX	FOPCX	FOPIX
Fidelity Advisor International Value Fund	FIVMX	FIVPX	FIVNX	FIVOX	FIVQX
Fidelity Advisor Japan Fund	FPJAX	FJPTX	FJPBX	FJPCX	FJPIX
Fidelity Advisor Latin America Fund	FLFAX	FLFTX	FLFBX	FLFCX	FLFIX
Fidelity Advisor Total Emerging Markets Fund	FTEDX	FTEHX	--	FTEFX	FTEJX
Fidelity Advisor Total International Equity Fund	FTAEX	FTTEX	FTBEX	FTCEX	FTEIX
Fidelity Advisor Worldwide Fund	FWAFX	FWTFX	FWBFX	FWCFX	FWIFX

Fidelity Advisor Canada Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity® Canada Fund; Fidelity Advisor China Region Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity China Region Fund; Fidelity Advisor Emerging Europe, Middle East, Africa (EMEA) Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund; Fidelity Advisor Emerging Markets Discovery Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Emerging Markets Discovery Fund; Fidelity Advisor International Discovery Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Discovery Fund; Fidelity Advisor International Growth Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Growth Fund; Fidelity Advisor International Small Cap Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Small Cap Fund; Fidelity Advisor International Small Cap Opportunities Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Small Cap Opportunities Fund; Fidelity Advisor International Value Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Value Fund; Fidelity Advisor Japan Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Japan Fund; Fidelity Advisor Latin America Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Latin America Fund; Fidelity Advisor Total Emerging Markets Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Total Emerging Markets Fund; Fidelity Advisor Total International Equity Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Total International Equity Fund; and Fidelity Advisor Worldwide Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Worldwide Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2013

ACOM10AB-14-07  December 1, 2014
1.893757.116

Douglas Lober no longer serves as co-manager of Fidelity Canada Fund. Risteard Hogan serves as portfolio manager of Fidelity Canada Fund.

Doug Chow and Per Johansson no longer serve as co-managers of Fidelity Emerging Markets Discovery Fund and Fidelity Total Emerging Markets Fund.

Effective August 1, 2014, the Adviser reduced the individual fund fee rate component of the management fee rate for Fidelity International Discovery Fund and Fidelity Worldwide Fund from 0.4500% to 0.4240%.

Dale Nicholls, Nicholas Price, and Colin Stone no longer serve as co-managers of Fidelity International Small Cap Fund. Sam Chamovitz serves as portfolio manager of Fidelity International Small Cap Fund.

Kirk Neureiter has replaced Rie Shigekawa as the portfolio manager of Fidelity Japan Fund.

Ashish Swarup no longer serves as portfolio manager of Fidelity Emerging Markets Discovery Fund. Doug Chow, Tim Gannon, Jim Hayes, Per Johansson, Greg Lee, and Sam Polyak serve as co-managers of Fidelity Emerging Markets Discovery Fund.

Sammy Simnegar has replaced Ashish Swarup as the co-manager of Fidelity Total International Equity Fund.

Effective December 1, 2014, following an internal corporate reorganization, Fidelity Management & Research (Japan) Limited is carrying on the business of Fidelity Management & Research (Japan) Inc. The following information replaces similar information found in the "Control of Investment Advisers" section on page 64.

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR, Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan Limited), and FMRC. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Abigail P. Johnson family, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

Effective December 1, 2014, following an internal corporate reorganization, Fidelity Management & Research (Japan) Limited is carrying on the business of Fidelity Management & Research (Japan) Inc. The following information replaces similar information found in the "Control of Investment Advisers" section on page 65.

FMR, FMRC, FMR U.K., FMR H.K., FMR Japan Limited, FIJ, FIA, FIA(UK), FDC, and the funds have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees fiduciary responsibilities regarding the funds, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

Effective April 1, 2014, the following information replaces the similar information under "Computing the Performance Adjustment" in the "Management Contracts" section on page 67.

Computing the Performance Adjustment. The basic fee for each of Fidelity Canada Fund, Fidelity International Discovery Fund, Fidelity International Growth Fund, Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Total International Equity Fund, and Fidelity Worldwide Fund is subject to upward or downward adjustment, depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record over the same period of the S&P®/TSX Composite Index for Fidelity Canada Fund, the MSCI EAFE Index for Fidelity International Discovery Fund, the MSCI EAFE Growth Index for Fidelity International Growth Fund, a blend of the MSCI EAFE Small Cap Index and the MSCI ACWI ex U.S. Small Cap Index for Fidelity International Small Cap Fund, the MSCI EAFE Small Cap Index for Fidelity International Small Cap Opportunities Fund, the MSCI EAFE Value Index for Fidelity International Value Fund, the TOPIX for Fidelity Japan Fund, the MSCI ACWI ex USA Index for Fidelity Total International Equity Fund, or the MSCI World Index for Fidelity Worldwide Fund. The performance period consists of the most recent month plus the previous 35 months.

For the period prior to April 1, 2014, Fidelity International Small Cap Fund compares its performance to the MSCI EAFE Small Cap Index (Prior Index). For the period beginning April 1, 2014, Fidelity International Small Cap Fund compares its performance to MSCI ACWI ex U.S. Small Cap Index (Current Index). Because the performance adjustment is based on a rolling 36 month measurement period, during a transition period Fidelity International Small Cap Fund's performance will be compared to a 36 month blended index return that reflects the performance of the Current Index for the portion of the 36 month performance measurement period beginning April 1, 2014 and the performance of the Prior Index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the Prior Index will be eliminated from the performance adjustment calculation, and the calculation will include only the performance of the Current Index.

Effective April 1, 2014, the following information replaces the similar information found in the "Management Contracts" section on page 68.

The record of the S&P/TSX Composite Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on Fidelity Canada Fund's performance compared to the investment record of the index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the S&P/TSX Composite Index. The record of the MSCI EAFE Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on Fidelity International Discovery Fund's performance compared to the investment record of the index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the MSCI EAFE Index. The record of the MSCI EAFE Growth Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on Fidelity International Growth Fund's performance compared to the investment record of the index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the MSCI EAFE Growth Index. The records of the MSCI EAFE Small Cap Index and the MSCI ACWI ex U.S. Small Cap Index for Fidelity International Small Cap Fund are based on change in value and each is adjusted for any cash distributions from the companies whose securities compose the indexes. Because the adjustment to the basic fee is based on Fidelity International Small Cap Fund's performance compared to the blended investment records of the MSCI EAFE Small Cap Index and the MSCI ACWI ex U.S. Small Cap Index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the blended records of the indexes. The record of the MSCI EAFE Small Cap Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on Fidelity International Small Cap Opportunities Fund's performance compared to the investment record of the index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the MSCI EAFE Small Cap Index. The record of the MSCI EAFE Value Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on Fidelity International Value Fund's performance compared to the investment record of the index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the MSCI EAFE Value Index. The record of the TOPIX is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on Fidelity Japan Fund's performance compared to the investment record of the index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the TOPIX. The record of the MSCI ACWI ex USA Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on Fidelity Total International Equity Fund's performance compared to the investment record of the index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the MSCI ACWI ex USA Index. The record of the MSCI World Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on Fidelity Worldwide Fund's performance compared to the investment record of the index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the MSCI World Index. Moreover, the comparative investment performance of each fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

The index returns for each of the MSCI EAFE Index, the MSCI EAFE Growth Index, the MSCI EAFE Value Index, the MSCI EAFE Small Cap Index, the MSCI World Index, and the MSCI ACWI ex USA Index are adjusted for tax withholding at treaty rates applicable to U.S.-based mutual funds organized as Massachusetts business trusts. The index returns for the MSCI ACWI ex U.S. Small Cap Index, for periods after March 31, 2014, are adjusted for tax withholding at treaty rates applicable to U.S.-based mutual funds organized as Massachusetts business trusts.

The following information replaces similar information found in the "Management Contracts" section on page 70.

Sub-Adviser - FMRC. On behalf of Fidelity Canada Fund, Fidelity Emerging Markets Discovery Fund, Fidelity Japan Fund, Fidelity International Growth Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Total Emerging Markets Fund, and Fidelity Total International Equity Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing investments for each fund. On behalf of Fidelity Total International Equity Fund and Fidelity Worldwide Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing certain types of investments for each fund. On behalf of Fidelity China Region Fund, Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity International Discovery Fund, Fidelity International Small Cap Fund, and Fidelity Latin America Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC may provide investment advisory services for each fund. Under the terms of the sub-advisory agreements for each fund, FMR, and not the funds, pays FMRC's fees.

Sub-Advisers - FMR U.K., FMR H.K., FMR Japan Limited, FIA, FIA(UK), and FIJ. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K., FMR H.K., FMR Japan Limited, and FIA. On behalf of each fund, FIA, in turn, has entered into sub-advisory agreements with FIA(UK) and FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR and FIA, and not the funds, pay the sub-advisers.

Currently, FMR H.K. has day-to-day responsibility for choosing investments for Fidelity China Region Fund. Currently, FMR U.K. has day-to-day responsibility for choosing investments for Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity International Discovery Fund, and Fidelity Latin America Fund. Currently, FMR Japan Limited has day-to-day responsibility for choosing investments for Fidelity International Small Cap Fund. Currently, FMR U.K. has day-to-day responsibility for choosing certain types of investments for Fidelity Worldwide Fund.

The following information replaces similar information found in the "Management Contracts" section beginning on page 70.

The following table provides information relating to other accounts managed by Mr. Hogan as of January 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 3,822	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 3,662	none	none

* Includes Fidelity Canada Fund ($2,290 (in millions) assets managed).

As of January 31, 2014, the dollar range of shares of Fidelity Canada Fund beneficially owned by Mr. Hogan was none.

The following information replaces similar information found in the "Management Contracts" section beginning on page 70.

Jim Hayes is co-manager of Fidelity Emerging Markets Discovery Fund and receives compensation for his services. Per Johansson is co-manager of Fidelity Emerging Markets Discovery Fund and receives compensation for his services. Greg Lee is co-manager of Fidelity Emerging Markets Discovery Fund and receives compensation for his services. Sam Polyak is co-manager of Fidelity Emerging Markets Discovery Fund and receives compensation for his services. As of June 30, 2014, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of Fidelity Emerging Markets Discovery Fund is based on the fund's pre-tax investment performance measured against the MSCI Emerging Markets SMID Cap Index, and the fund's pre-tax investment performance (based on the performance of the fund's retail class) within the Morningstar Diversified Emerging Markets Category. Another component of each portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the benchmark index identified in the table below. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Manager	Benchmark Index(es)
Jim Hayes	MSCI Emerging Market Small Mid Cap Financials Index; MSCI Emerging Market Small Mid Cap Telecom Services Index; and MSCI Emerging Market Small Mid Cap Utilities Index
Per Johansson	MSCI Emerging Market Small Mid Cap Energy Index
Greg Lee	MSCI Emerging Market Small Mid Cap Industrials Index
Sam Polyak	MSCI Emerging Market Small Mid Cap Consumer Discretionary Index; MSCI Emerging Market Small Mid Cap Consumer Staples Index; and MSCI Emerging Market Small Mid Cap Materials Index

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Hayes as of June 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	2	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 3,520	$ 124	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity Emerging Markets Discovery Fund managed by Mr. Hayes ($92 (in millions) assets managed).

As of June 30, 2014, the dollar range of shares of Fidelity Emerging Markets Discovery Fund beneficially owned by Mr. Hayes was none.

The following table provides information relating to other accounts managed by Mr. Johansson as of June 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,749	$ 38	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity Emerging Markets Discovery Fund managed by Mr. Johansson ($92 (in millions) assets managed).

As of June 30, 2014, the dollar range of shares of Fidelity Emerging Markets Discovery Fund beneficially owned by Mr. Johansson was none.

The following table provides information relating to other accounts managed by Mr. Lee as of June 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 685	$ 24	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity Emerging Markets Discovery Fund managed by Mr. Lee ($92 (in millions) assets managed).

As of June 30, 2014, the dollar range of shares of Fidelity Emerging Markets Discovery Fund beneficially owned by Mr. Lee was none.

The following table provides information relating to other accounts managed by Mr. Polyak as of June 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	3	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 2,455	$ 95	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity Emerging Markets Discovery Fund managed by Mr. Polyak ($92 (in millions) assets managed).

As of June 30, 2014, the dollar range of shares of Fidelity Emerging Markets Discovery Fund beneficially owned by Mr. Polyak was $10,001 - $50,000.

Doug Chow and Tim Gannon are research analysts and co-managers of Fidelity Emerging Markets Discovery Fund and each receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of June 30, 2014, compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. A portion of each portfolio manager's bonus relates to his performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant market(s) and impact on other emerging market funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of each portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) assigned to each fund or account, and within a defined peer group assigned to each fund or account, if applicable, (ii) the pre-tax investment performance of his recommendations measured against a benchmark index corresponding to his assignment universe and against a broadly diversified emerging markets index, and (iii) the investment performance of other FMR international funds and accounts. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with each portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. The portion of each portfolio manager's bonus that is linked to the investment performance of Emerging Markets Discovery is based on the fund's pre-tax investment performance measured against the MSCI Emerging Markets SMID Cap Index, and the fund's pre-tax investment performance (based on the performance of the fund's retail class) within the Morningstar Diversified Emerging Markets Category. Another component of Mr. Chow's bonus is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the MSCI Emerging Market Small Mid Cap Information Technology Index. Another component of Mr. Gannon's bonus is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the MSCI Emerging Market Small Mid Cap Health Care Index. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. His base pay and bonus opportunity tend to increase with his level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that a portfolio manager's responsibilities as a portfolio manager of the fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Mr. Chow as of June 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,723	$ 61	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity Emerging Markets Discovery Fund managed by Mr. Chow ($92 (in millions) assets managed).

As of June 30, 2014, the dollar range of shares of Fidelity Emerging Markets Discovery Fund beneficially owned by Mr. Chow was none.

The following table provides information relating to other accounts managed by Mr. Gannon as of June 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 253	$ 7	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity Emerging Markets Discovery Fund managed by Mr. Gannon ($92 (in millions) assets managed).

As of June 30, 2014, the dollar range of shares of Fidelity Emerging Markets Discovery Fund beneficially owned by Mr. Gannon was none.

The following information replaces similar information found in the "Management Contracts" section beginning on page 70.

Sammy Simnegar is co-manager of Fidelity Total International Equity Fund and receives compensation for his services. As of June 30, 2014, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Total International Equity Fund is based on the pre-tax investment performance of the fund measured against the MSCI ACWI (All Country World Index) ex USA Index (net MA tax), and the pre-tax investment performance of the fund (based on the performance of the fund's retail class) within the Morningstar Foreign Large Growth, Foreign Large Value, Foreign Large Blend, Foreign Small/Mid-Cap Growth, Foreign Small/Mid-Cap Value, and Foreign Small/Mid-Cap Blend Categories. An additional portion of the portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the MSCI Emerging Markets Investible Market Index, and the pre-tax investment performance of the portion of the fund's assets he manages (based on the performance of the fund's retail class) within the Morningstar Diversified Emerging Markets Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Simnegar as of June 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	3
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 5,241	none	$ 12
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,580	none	none

* Includes assets of Fidelity Total International Equity Fund managed by Mr. Simnegar ($373 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2014, the dollar range of shares of Fidelity Total International Equity Fund beneficially owned by Mr. Simnegar was none.

The following information replaces similar information found in the "Management Contracts" section beginning on page 75.

Sam Chamovitz is the portfolio manager of Fidelity International Small Cap Fund and receives compensation for his services. Kirk Neureiter is the portfolio manager of Fidelity Japan Fund and receives compensation for his services. As of March 31, 2014, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, if applicable. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of Mr. Chamovitz's bonus that is linked to the investment performance of Fidelity International Small Cap Fund is based on the pre-tax investment performance of the fund measured against the MSCI ACWI (All Country World Index) ex USA Small Cap (net MA tax) (effective April 1, 2014), and the pre-tax investment performance of the fund (based on the performance of the fund's retail class) within the Lipper International Small Cap Funds. The portion of Mr. Neureiter's bonus that is linked to the investment performance of Fidelity Japan Fund is based on the pre-tax investment performance of the fund measured against the Tokyo Stock Price Index (TOPIX), and the pre-tax investment performance of the fund (based on the performance of the fund's retail class) within the Morningstar Japan Stock Category. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Chamovitz as of March 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	3
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 1,216	none	$ 391
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,216	none	none

* Includes Fidelity International Small Cap Fund ($1,216 (in millions) assets managed with performance-based advisory fees).

As of March 31, 2014, the dollar range of shares of Fidelity International Small Cap Fund beneficially owned by Mr. Chamovitz was $100,001 - $500,000.

The following table provides information relating to other accounts managed by Mr. Neureiter as of March 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 481	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 481	none	none

* Includes Fidelity Japan Fund ($481 (in millions) assets managed with performance-based advisory fees).

As of March 31, 2014, the dollar range of shares of Fidelity Japan Fund beneficially owned by Mr. Neureiter was none.

Supplement to the
Fidelity Advisor® Japan Fund
Institutional Class
December 30, 2013
Prospectus

Effective December 1, 2014, following an internal corporate reorganization, Fidelity Management & Research (Japan) Limited is carrying on the business of Fidelity Management & Research (Japan) Inc. The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 5.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co. Inc., (FMRC), Fidelity Management & Research (Japan) Limited (FMR Japan Limited), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Kirk Neureiter (portfolio manager) has managed the fund since March 2014.

Effective July 1, 2014, the following information replaces similar information found in the "Shareholder Information" section under the heading "Buying Shares" beginning on page 13.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

AJPNI-14-03  December 1, 2014
1.928345.107

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which Fidelity serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Employer-sponsored health savings accounts investing through an intermediary; and

9. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

The following information replaces similar information found in the "Fund Management" section beginning on page 22.

  FMR Japan Limited, at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. FMR Japan Limited was organized in 2008 to provide investment research and advice on issuers based outside the United States. Currently, FMR Japan Limited has day-to-day responsibility for choosing investments for the fund. FMR Japan Limited is an affiliate of the Adviser.
  FIL Investments (Japan) Limited (FIJ), at Shiroyama Trust Tower, 4-3-1, Toranomon, Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for the fund. As of March 31, 2013, FIJ had approximately $14.0 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The following information replaces the biographical information found in the "Fund Management" section on page 23.

Kirk Neureiter is portfolio manager of the fund, which he has managed since March 2014. Since joining Fidelity Investments in 1994, Mr. Neureiter has worked as a research associate, research analyst, associate director of research, director of Japan research, and portfolio manager.

The following information replaces similar information found in the "Fund Management" section on page 24.

The Adviser pays FMRC, FMR U.K., FMR H.K., and FMR Japan Limited for providing sub-advisory services. The Adviser pays FIA for providing sub-advisory services, and FIA in turn pays FIA(UK). FIA in turn pays FIJ for providing sub-advisory services.

Supplement to the
Fidelity Advisor® Japan Fund
Class A, Class T, Class B, and Class C
December 30, 2013
Prospectus

Effective December 1, 2014, following an internal corporate reorganization, Fidelity Management & Research (Japan) Limited is carrying on the business of Fidelity Management & Research (Japan) Inc. The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 6.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co. Inc., (FMRC), Fidelity Management & Research (Japan) Limited (FMR Japan Limited), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Kirk Neureiter (portfolio manager) has managed the fund since March 2014.

Effective July 1, 2014, the following information will be removed from the "Shareholder Information" section under the heading "Buying Shares" on page 16.

Purchase and balance minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.

The following information replaces similar information found in the "Fund Management" section beginning on page 24.

  FMR Japan Limited, at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. FMR Japan Limited was organized in 2008 to provide investment research and advice on issuers based outside the United States. Currently, FMR Japan Limited has day-to-day responsibility for choosing investments for the fund. FMR Japan Limited is an affiliate of the Adviser.
  FIL Investments (Japan) Limited (FIJ), at Shiroyama Trust Tower, 4-3-1, Toranomon, Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for the fund. As of March 31, 2013, FIJ had approximately $14.0 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The following information replaces the biographical information found in the "Fund Management" section on page 25.

Kirk Neureiter is portfolio manager of the fund, which he has managed since March 2014. Since joining Fidelity Investments in 1994, Mr. Neureiter has worked as a research associate, research analyst, associate director of research, director of Japan research, and portfolio manager.

AJPNA-14-03  December 1, 2014
1.928344.106

The following information replaces similar information found in the "Fund Management" section on page 26.

The Adviser pays FMRC, FMR U.K., FMR H.K., and FMR Japan Limited for providing sub-advisory services. The Adviser pays FIA for providing sub-advisory services, and FIA in turn pays FIA(UK). FIA in turn pays FIJ for providing sub-advisory services.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" on page 27.

Sales Charges and Concessions - Class A

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 but less than $4,000,000	None	None	1.00%C
$4,000,000 but less than $25,000,000	None	None	0.50%C
$25,000,000 or more	None	None	0.25%C

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $10.00 or less will not pay a sales charge.

C Certain conditions and exceptions apply. See "Finder's Fees" on page 33.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" on page 28.

Sales Charges and Concessions - Class T

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	3.50%	3.63%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.50%
$100,000 but less than $250,000	2.50%	2.56%	2.00%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	0.25%C

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $10.00 or less will not pay a sales charge.

C Certain conditions and exceptions apply. See "Finder's Fees" on page 33.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" beginning on page 31.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts.

2. Purchased for an insurance company separate account.

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department.

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares held in account for which Fidelity Management Trust Company or an affiliate serves as custodian.

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA for which Fidelity Management Trust Company or an affiliate serves as custodian.

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals.

7. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program.

8. Purchased for an employer-sponsored health savings account.

9. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's and Class T's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A's and Class T's front-end sales charge on purchases of $10.00 or less.

Supplement to
Fidelity's Targeted International Equity Funds®
December 30, 2013
Prospectus

Following shareholder approval, Fidelity® Europe Capital Appreciation Fund merged into Fidelity® Europe Fund on March 21, 2014. References to Fidelity Europe Capital Appreciation Fund throughout this Prospectus are no longer applicable.

Fidelity Europe Fund is comprised of multiple classes of shares. References to the fund are deemed to include class where applicable.

Douglas Lober no longer serves as a co-manager of Fidelity Canada Fund.

Risteard Hogan no longer serves as a co-manager of Fidelity Europe Fund.

Per Johansson no longer serves as a portfolio manager of Fidelity Nordic Fund.

The following information replaces similar information for Fidelity Canada Fund found in the "Fund Summary" section under the heading "Investment Adviser" on page 4.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information for Fidelity Canada Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Risteard Hogan (portfolio manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Europe Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 19.

Stefan Lindblad (portfolio manager) has managed the fund since December 2013.

Effective December 1, 2014, following an internal corporate reorganization, Fidelity Management & Research (Japan) Limited is carrying on the business of Fidelity Management & Research (Japan) Inc. The following information replaces similar information for Fidelity Japan Fund found in the "Fund Summary" section under the heading "Investment Adviser" on page 22.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Japan) Limited (FMR Japan Limited), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information for Fidelity Japan Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 22.

Kirk Neureiter (portfolio manager) has managed the fund since March 2014.

Effective December 1, 2014, following an internal corporate reorganization, Fidelity Management & Research (Japan) Limited is carrying on the business of Fidelity Management & Research (Japan) Inc. The following information replaces similar information for Fidelity Japan Smaller Companies Fund found in the "Fund Summary" section under the heading "Investment Adviser" on page 25.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Japan) Limited (FMR Japan Limited), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information for Fidelity Japan Smaller Companies Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 25.

David Jenkins (portfolio manager) has managed the fund since March 2014.

The following information replaces similar information for Fidelity Nordic Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 31.

Stefan Lindblad (portfolio manager) has managed the fund since October 2014.

The following information replaces similar information found in the "Fund Management" section on page 49.

FMRC serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for Fidelity Canada Fund and Fidelity Emerging Markets Fund. FMRC may provide investment advisory services for Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund.

  FMR U.K., at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2013, FMR U.K. had approximately $23.3 billion in discretionary assets under management. Currently, FMR U.K. has day-to-day responsibility for choosing investments for Fidelity Europe Fund, Fidelity Latin America Fund, and Fidelity Nordic Fund. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, and Fidelity Pacific Basin Fund. FMR U.K. is an affiliate of the Adviser.
  FMR Japan Limited, at Kamiyacho Prime Place, 1-17 Toranomon- 4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for each fund. FMR Japan Limited was organized in 2008 to provide investment research and advice on issuers based outside the United States. Currently, FMR Japan Limited has day-to-day responsibility for choosing investments for Fidelity Japan Fund and Fidelity Japan Smaller Companies Fund. FMR Japan Limited may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund. FMR Japan Limited is an affiliate of the Adviser.
TIF-14-04  December 1, 2014
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  FIL Investments (Japan) Limited (FIJ), at Shiroyama Trust Tower, 4-3-1, Toranomon, Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, and Fidelity Pacific Basin Fund. As of March 31, 2014, FIJ had approximately $42.3 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, and Fidelity Pacific Basin Fund.

The following information replaces the biographical information for Risteard Hogan and Douglas Lober found in the "Fund Management" section beginning on page 49.

Risteard Hogan is portfolio manager of Fidelity Canada Fund, which he has managed since January 2014. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Hogan has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Risteard Hogan and Stefan Lindblad found in the "Fund Management" section on page 50.

Stefan Lindblad is portfolio manager of Fidelity Europe Fund, which he has managed since December 2013. He also manages other funds. Prior to joining Fidelity Investments in December 2010 as a research analyst, Mr. Lindblad served as a partner at KDA Capital beginning in 2005.

The following information replaces the biographical information for Rie Shigekawa found in the "Fund Management" section on page 50.

Kirk Neureiter is portfolio manager of Fidelity Japan Fund, which he has managed since March 2014. Since joining Fidelity Investments in 1994, Mr. Neureiter has worked as a research associate, research analyst, associate director of research, director of Japan research, and portfolio manager.

The following information replaces the biographical information for Nicholas Price found in the "Fund Management" section on page 50.

David Jenkins is portfolio manager of Fidelity Japan Smaller Companies Fund, which he has managed since March 2014. Since joining Fidelity Investments in 2007, Mr. Jenkins has worked as a global research analyst and portfolio manager.

The following information replaces the biographical information for Per Johansson found in the "Fund Management" section on page 50.

Stefan Lindblad is portfolio manager of Fidelity Nordic Fund, which he has managed since October 2014. He also manages other funds. Prior to joining Fidelity Investments in December 2010 as a research analyst, Mr. Lindblad served as a partner at KDA Capital beginning in 2005.

The following information replaces similar information found in the "Fund Management" section on page 51.

The Adviser pays FMRC, FMR U.K., FMR H.K., and FMR Japan Limited for providing sub-advisory services. The Adviser pays FIA for providing sub-advisory services, and FIA in turn pays FIA(UK). FIA in turn pays FIJ for providing sub-advisory services.

Supplement to the

Fidelity® Canada Fund (FICDX), Fidelity China Region Fund (FHKCX), Fidelity Europe Capital Appreciation Fund (FECAX), Fidelity Europe Fund (FIEUX), Fidelity Japan Fund (FJPNX), Fidelity Japan Smaller Companies Fund (FJSCX), Fidelity Nordic Fund (FNORX), and Fidelity Pacific Basin Fund (FPBFX)

Fidelity Canada Fund is a Class of shares of Fidelity Canada Fund; Fidelity China Region Fund is a Class of shares of Fidelity China Region Fund; and Fidelity Japan Fund is a Class of shares of Fidelity Japan Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2013

Douglas Lober no longer serves as a co-manager of Fidelity® Canada Fund.

Risteard Hogan no longer serves as a co-manager of Fidelity® Europe Fund.

Stefan Lindblad has replaced Per Johansson as the portfolio manager of Fidelity Nordic Fund.

Kirk Neureiter has replaced Rie Shigekawa as the portfolio manager of Fidelity Japan Fund.

David Jenkins has replaced Nicholas Price as the portfolio manager of Fidelity Japan Smaller Companies Fund.

Following shareholder approval, Fidelity Europe Capital Appreciation Fund merged into Fidelity Europe Fund on March 21, 2014. References to Fidelity Europe Capital Appreciation Fund throughout this Statement of Additional Information are no longer applicable.

Fidelity Europe Fund is comprised of multiple classes of shares. References to the fund are deemed to include class where applicable.

Effective December 1, 2014, following an internal corporate reorganization, Fidelity Management & Research (Japan) Limited is carrying on the business of Fidelity Management & Research (Japan) Inc. The following information replaces similar information found in the "Control of Investment Advisers" section on page 52.

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR, Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan Limited), and FMRC. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Abigail P. Johnson family, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

The following information replaces similar information found in the "Control of Investment Advisers" section on page 52.

FMR, FMRC, FMR U.K., FMR H.K., FMR Japan Limited, FIJ, FIA, FIA(UK), FDC, and the funds have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the funds, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

The following information replaces similar information found in the "Management Contracts" section on page 56.

Sub-Adviser - FMRC. On behalf of Fidelity Canada Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing investments for the fund. On behalf of Fidelity China Region Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC may provide investment advisory services for each fund. Under the terms of the sub-advisory agreements for each fund, FMR, and not the funds, pays FMRC's fees.

TIFB-14-06  December 1, 2014
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The following information replaces similar information found in the "Management Contracts" section on page 57.

Sub-Advisers - FMR U.K., FMR H.K., FMR Japan Limited, FIA, FIA(UK), and FIJ. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K., FMR H.K., FMR Japan Limited, and FIA. On behalf of each fund, FIA, in turn, has entered into sub-advisory agreements with FIA(UK). On behalf of Fidelity China Region Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, and Fidelity Pacific Basin Fund, FIA, in turn, has entered into sub-advisory agreements with FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR and FIA, and not the funds, pay the sub-advisers.

Currently, FMR U.K. has day-to-day responsibility for choosing investments for Fidelity Europe Fund and Fidelity Nordic Fund. Currently, FMR H.K. has day-to-day responsibility for choosing investments for Fidelity China Region Fund and Fidelity Pacific Basin Fund. Currently, FMR Japan Limited has day-to-day responsibility for choosing investments for Fidelity Japan Fund and Fidelity Japan Smaller Companies Fund.

The following information replaces similar information found in the "Management Contracts" section beginning on page 57.

Kirk Neureiter is the portfolio manager of Fidelity Japan Fund and receives compensation for his services. As of March 31, 2014, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, if applicable. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Japan Fund is based on the pre-tax investment performance of the fund measured against the Tokyo Stock Price Index (TOPIX), and the pre-tax investment performance of the fund (based on the performance of the fund's retail class) within the Morningstar® Japan Stock Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Neureiter as of March 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 481	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 481	none	none

* Includes Fidelity Japan Fund ($481 (in millions) assets managed with performance-based advisory fees).

As of March 31, 2014, the dollar range of shares of Fidelity Japan Fund beneficially owned by Mr. Neureiter was none.

David Jenkins is a research analyst and is the portfolio manager of Fidelity Japan Smaller Companies Fund and receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of March 31, 2014, the portfolio manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. A portion of the portfolio manager's bonus relates to his performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant market(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) and within a defined peer group assigned to each fund or account, if applicable, (ii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index, and (iii) the investment performance of other FMR equity funds and accounts within the research analyst's designated team. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Japan Smaller Companies Fund is based on the fund's pre-tax investment performance measured against the Russell/Nomura Mid-Small Cap™ Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay and bonus opportunity tend to increase with the portfolio manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that the portfolio manager's responsibilities as a portfolio manager of a fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Mr. Jenkins as of March 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 474	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Japan Smaller Companies Fund ($474 (in millions) assets managed with performance-based advisory fees).

As of March 31, 2014, the dollar range of shares of Fidelity Japan Smaller Companies Fund beneficially owned by Mr. Jenkins was $100,001 - $500,000.

The following information supplements similar information found in the "Management Contracts" section beginning on page 57.

The following table provides information relating to other accounts managed by Mr. Lindblad as of December 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 1,850	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,380	none	none

* Includes Fidelity Europe Fund ($1,009 (in millions) assets managed with performance-based advisory fees) and Fidelity Europe Capital Appreciation Fund ($371 (in millions) assets managed with performance-based advisory fees).

As of December 31, 2013, the dollar range of shares of Fidelity Europe Fund beneficially owned by Mr. Lindblad was none. As of December 31, 2013, the dollar range of shares of Fidelity Europe Capital Appreciation Fund beneficially owned by Mr. Lindblad was none.

The following table provides information relating to other accounts managed by Mr. Hogan as of January 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 3,822	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 3,662	none	none

* Includes Fidelity Canada Fund ($2,290 (in millions) assets managed with performance-based advisory fees).

As of January 31, 2014, the dollar range of shares of Fidelity Canada Fund beneficially owned by Mr. Hogan was none.